SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Contract asset	$ 6,888,954	$ 4,657,799
Safeguarding assets	1,983,116	5,787,354
Other receivables	100,144	54,425
Prefunding to remittances partner	21,082,897	21,896,243
Deposits	1,402,729	1,438,316
Goods and services tax/ Value-added tax recoverable	26,493	13,842
Prepayments	553,258	503,123
Airtime stock	607,308	715,755
Inventory	125,603	162,227
Current tax recoverable	360,358	1,094,332
Others	1,094,379	1,240,134
Total	$ 34,225,239	$ 37,563,550